Deferred charges, net	12 Months Ended
Dec. 31, 2019
Deferred charges, net [Abstract]
Deferred charges, net
4.	Deferred charges, net:

The movement in the deferred dry-docking costs, net in the accompanying consolidated balance sheets, is as follows:

Dry-docking costs
Balance September 30, 2017	$—
Additions	784,474
Amortization	(341,080)
Balance September 30, 2018	$443,394
Amortization	(102,324)
Balance December 31, 2018	$341,070
Amortization	(341,070)
Balance December 31, 2019	$—

On October 27, 2017, the Magic P commenced its scheduled dry-dock which was completed on November 25, 2017. In accordance with the Company's policy, such costs are deferred and amortized on a straight-line basis over the period until the vessel's upcoming dry-dock. Amortization of deferred dry-docking costs is included in Depreciation and amortization in the accompanying consolidated statements of comprehensive income.